MANNING & NAPIER FUND, INC.

(the “Fund”)

Blended Asset Conservative Series (Class R6)	Target 2025 Series (Class I, K and R)
Blended Asset Moderate Series (Class R6)	Target 2030 Series (Class I, K and R)
Blended Asset Extended Series (Class R6)	Target 2035 Series (Class I, K and R)
Blended Asset Maximum Series (Class R6)	Target 2040 Series (Class I, K and R)
(collectively, the “Blended Asset Series”)	Target 2045 Series (Class I, K and R)
Target 2050 Series (Class I, K and R)
Target Income Series (Class I, K and R)	Target 2055 Series (Class I, K and R)
Target 2015 Series (Class I, K and R)	Target 2060 Series (Class I, K and R)
Target 2020 Series (Class I, K and R)	(collectively, the “Target Series”)

(collectively, the “Series”)

Supplement dated September 28, 2020 to:

•	the Summary Prospectuses dated March 1, 2020, as supplemented April 15, 2020 and July 1, 2020, for the Target Series;
•	the Prospectuses dated March 1, 2020, as supplemented April 15, 2020 for the Series, and July 1, 2020, for the Target Series; and
•	the Statement of Additional Information (“SAI”) dated March 1, 2020, as supplemented April 15, 2020, May 4, 2020, July 1, 2020 and September 16, 2020 for the Series

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Prospectuses and SAI, and should be read in conjunction with the Summary Prospectuses, Prospectuses and SAI.

Effective as of the end of business on September 18, 2020, each Target Series has redeemed all of its shares in its underlying Blended Asset Series, resulting in the complete liquidation of each Blended Asset Series.

Effective as of the opening of business on September 28, 2020, the (i) Target Income Series and Target 2015 Series; (ii) Target 2020 Series and Target 2025 Series; (iii) Target 2030 Series, Target 2035 Series, and Target 2040 Series; and (iv) Target 2045 Series, Target 2050 Series, Target 2055 Series and Target 2060 Series, each a series of the Fund, have been reorganized into the (i) Pro-Blend Conservative Term Series; (ii) Pro-Blend Moderate Term Series; (iii) Pro-Blend Extended Term Series; and (iv) Pro-Blend Maximum Term Series, respectively, each a separate series of the Fund.

Accordingly, the Blended Asset Series and Target Series are no longer offered, and all references to the Blended Asset Series and Target Series in the above referenced Summary Prospectuses, Prospectuses and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN 1031 SAI Supp 9.28.20